Trade accounts receivable - Summary of Allowance For Doubtful Accounts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in allowance account for credit losses of financial assets [abstract]
Currency translation adjustments	€ 1
Trade receivables
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	(49)	€ (39)
Provision for impairment recognised during the year	(15)	(13)
Receivables written off during the year as uncollectible	5	3
Reversals	1
Balance at end of period	€ (57)	€ (49)